Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Total Amount of Transactions

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

	2025
kEUR	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	1,014	-	-	-56	-8,419
Transactions with affiliated companies	21	-2,420	-	-4,413	-56
Transactions with associated companies	532	-146	-	-179	-
Total	1,566	-2,566	-	-4,648	-8,475

The shares in Polar EV Charge & Storage AB were sold on 24 October 2025 without any material financial effects.

	2024
kEUR	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	11,066	-	-	-61	-10,919
Transactions with affiliated companies	76	-11,016	107	-4,507	-354
Transactions with associated companies	390	-111	-	-201	-
Total	11,531	-11,127	107	-4,769	-11,273
Transactions with associated companies include sales to AW Connectivity Platform GmbH, enesto GmbH and Polar EV Charge & Storage AB and subsidiaries.
	2023
kEUR	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	2,651	-	-	-122	-2,784
Transactions with affiliated companies	2,644	-9,616	-	-4,688	-63
Transactions with associated companies	7,707	-94	-	-122	-
Total	13,003	-9,710	-	-4,932	-2,847

Schedule of Liabilities to Affiliated Companies

Liabilities to affiliated companies mainly comprise a liability to ads-tec Industrial IT GmbH in the amount of kEUR 808 (December 31, 2024: kEUR 1,700) and a liability to ads-tec Administration GmbH in the amount of kEUR 875 (December 31, 2024: kEUR 771).

	Dec. 31, 2025		Dec. 31, 2024
kEUR	Receivables	Liabilities	Receivables	Liabilities
Transactions with shareholders	160	5,010	777	13,333
Transactions with affiliated companies	3	1,864	712	1,863
Transactions with associated companies	-	139	347	123
Total	163	7,013	1,836	15,319

Schedule of Key Management Personnel

As of December 31, 2025, key management is represented by the following people:

Key management personnel	Role
Joseph Brancato	Director
Thomas Speidel	Chief Executive Officer and Director
Kurt Lauk, PhD	Director (Chairman)
Sonja Harms, PhD	Director
Andreas Fabritius, PhD	Director
Alwin Epple	Director
Torsten Klee (since October 2025)	Chief Financial Officer
Stefan Berndt-von Bülow (until September 2025)	Chief Financial Officer
Michael Rudloff	Chief Operating Officer
Sebastian Schypulla	Chief Purchase and Logistics Officer
Hakan Konyar (until December 2025)	Chief Production Officer

Schedule of Key Management Personnel Compensation Comprised

Key management personnel compensation comprised the following:

kEUR	2025	2024	2023
Short-term employee benefits	1,891	1,800	2,001
Termination benefits	227	-	-
Share-based payments	2,121	3,310	1,509
Total	4,239	5,110	3,510